UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10389
Investment Company Act File Number
Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Automobiles — 4.4%
Bayerische Motoren Werke AG	24,300	$1,307,967
Fiat SpA	62,000	794,048
Honda Motor Co., Ltd.	73,000	2,309,606
Nissan Motor Co., Ltd.(1)	241,000	1,845,174
Toyota Motor Corp.	36,500	1,281,292

		$7,538,087

Beverages — 2.7%
Central European Distribution Corp.(1)	89,800	$2,341,086
Fomento Economico Mexicano SA de CV ADR	47,800	2,326,904

		$4,667,990

Building Products — 1.2%
Wienerberger AG(1)	142,800	$1,979,638

		$1,979,638

Capital Markets — 0.6%
3i Group PLC	195,000	$868,919
Jupiter Fund Management PLC(1)	38,100	115,085

		$984,004

Chemicals — 2.5%
Agrium, Inc.	37,500	$2,362,500
BASF SE	31,800	1,859,497

		$4,221,997

Commercial Banks — 14.0%
Barclays PLC	757,000	$3,920,723
BNP Paribas	51,700	3,534,087
BOC Hong Kong Holdings, Ltd.	1,829,000	4,702,802
DBS Group Holdings, Ltd.	543,000	5,763,109
KBC Groep NV(1)	39,500	1,738,578
Mitsubishi UFJ Financial Group, Inc.	294,000	1,456,470
Societe Generale	29,300	1,682,737
Turkiye Is Bankasi	341,917	1,281,948

		$24,080,454

Commercial Services & Supplies — 0.1%
K-Green Trust (Units)(1)	125,940	$106,509

		$106,509

Computers & Peripherals — 0.7%
Toshiba Corp.(1)	240,000	$1,255,519

		$1,255,519

Construction & Engineering — 0.8%
Vinci SA	29,000	$1,403,810

		$1,403,810

Consumer Finance — 1.3%
ORIX Corp.	28,000	$2,198,441

		$2,198,441

Diversified Telecommunication Services — 3.0%
Koninklijke KPN NV	111,500	$1,549,389
Telefonica SA	157,100	3,557,586

		$5,106,975

Security	Shares	Value
Electric Utilities — 0.8%
E.ON AG	48,520	$1,451,240

		$1,451,240

Electrical Equipment — 1.5%
ABB, Ltd. ADR(1)	130,900	$2,641,562

		$2,641,562

Electronic Equipment, Instruments & Components — 4.8%
FUJIFILM Holdings Corp.	166,800	$5,194,275
Hon Hai Precision Industry Co., Ltd.(1)	529,000	2,130,791
Nidec Corp.	9,500	893,111

		$8,218,177

Energy Equipment & Services — 1.8%
CGGVeritas(1)	31,400	$606,114
OAO TMK GDR(1)	147,719	2,439,928

		$3,046,042

Food & Staples Retailing — 0.9%
Delhaize Group	21,800	$1,609,510

		$1,609,510

Food Products — 5.6%
Nestle SA	118,800	$5,871,922
Unilever PLC	133,000	3,778,706

		$9,650,628

Health Care Equipment & Supplies — 0.5%
Mindray Medical International, Ltd. ADR	30,400	$940,576

		$940,576

Hotels, Restaurants & Leisure — 0.7%
Carnival PLC	33,200	$1,199,091

		$1,199,091

Household Durables — 1.5%
Desarrolladora Homex SAB de CV ADR(1)	87,300	$2,591,064

		$2,591,064

Household Products — 0.5%
Henkel AG & Co. KGaA	21,900	$908,376

		$908,376

Industrial Conglomerates — 5.5%
Cookson Group PLC(1)	382,000	$2,662,334
Keppel Corp., Ltd.	791,700	5,447,296
Siemens AG ADR	14,100	1,373,199

		$9,482,829

Insurance — 2.8%
AXA SA	68,400	$1,255,820
Swiss Reinsurance Co., Ltd.	38,000	1,749,895
Zurich Financial Services AG	8,000	1,867,016

		$4,872,731

Machinery — 1.1%
Volvo AB(1)	154,200	$1,921,735

		$1,921,735

Media — 2.3%
Central European Media Enterprises, Ltd., Class A(1)	98,200	$2,111,300
Focus Media Holding, Ltd. ADR(1)	104,500	1,894,585

		$4,005,885

Security	Shares	Value
Metals & Mining — 4.6%
Anglo American PLC ADR(1)	134,900	$2,671,020
Thompson Creek Metals Co., Inc.(1)	232,800	2,165,040
Vale SA ADR	130,900	3,171,707

		$8,007,767

Multi-Utilities — 1.5%
RWE AG	37,000	$2,613,253

		$2,613,253

Office Electronics — 2.1%
Canon, Inc.	85,100	$3,686,169

		$3,686,169

Oil, Gas & Consumable Fuels — 9.4%
BP PLC ADR	22,500	$865,575
Inpex Corp.	240	1,174,045
KazMunaiGas Exploration Production GDR	47,300	925,455
Petroleo Brasileiro SA ADR	105,300	3,353,805
Rosneft Oil Co. GDR(1)	450,000	3,009,015
Soco International PLC(1)	327,600	2,154,343
Statoil ASA	45,000	910,136
Total SA	77,000	3,887,078

		$16,279,452

Pharmaceuticals — 7.8%
AstraZeneca PLC ADR	31,400	$1,583,816
Genomma Lab Internacional SAB de CV(1)	240,000	817,271
GlaxoSmithKline PLC ADR	78,700	2,767,879
Novartis AG	138,200	6,718,339
Sanofi-Aventis	28,100	1,633,523

		$13,520,828

Real Estate Management & Development — 0.5%
Raven Russia, Ltd.	1,244,000	$850,338

		$850,338

Road & Rail — 0.9%
All America Latina Logistica SA (Units)	165,000	$1,557,312

		$1,557,312

Specialty Retail — 1.1%
Kingfisher PLC	538,000	$1,817,180

		$1,817,180

Tobacco — 3.5%
British American Tobacco PLC	176,000	$6,055,249

		$6,055,249

Trading Companies & Distributors — 3.1%
Mitsubishi Corp.	50,000	$1,079,113
Mitsui & Co., Ltd.	336,000	4,310,793

		$5,389,906

Wireless Telecommunication Services — 1.9%
Turkcell Iletisim Hizmetleri AS ADR	231,000	$3,349,500

		$3,349,500

Total Common Stocks (identified cost $146,497,350)		$169,209,824

Short-Term Investments — 2.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$4,917	$4,916,973

Total Short-Term Investments (identified cost $4,916,973)		$4,916,973

Total Investments — 100.9% (identified cost $151,414,323)		$174,126,797

Other Assets, Less Liabilities — (0.9)%		$(1,518,217)

Net Assets — 100.0%		$172,608,580

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)		Non-income producing security.
(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $5,310 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	17.6%	$30,459,920
Japan	15.5	26,684,008
Switzerland	10.9	18,848,734
France	8.1	14,003,169
Singapore	6.6	11,316,914
Germany	5.5	9,513,532
Brazil	4.7	8,082,824
Russia	3.7	6,299,281
Mexico	3.3	5,735,239
United States	2.9	4,916,973
Hong Kong	2.7	4,702,802
Turkey	2.7	4,631,448
Canada	2.6	4,527,540
Spain	2.1	3,557,586
Belgium	1.9	3,348,088
China	1.6	2,835,161
Poland	1.4	2,341,086
Taiwan	1.2	2,130,791
Czech Republic	1.2	2,111,300
Austria	1.2	1,979,638
Sweden	1.1	1,921,735
Netherlands	0.9	1,549,389
Kazakhstan	0.5	925,455
Norway	0.5	910,136
Italy	0.5	794,048

Total Investments	100.9%	$174,126,797

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$151,848,867

Gross unrealized appreciation	$29,148,888
Gross unrealized depreciation	(6,870,958)

Net unrealized appreciation	$22,277,930

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$6,596,949	$10,554,358		$—	$17,151,307
Consumer Staples	4,667,990	18,223,762		—	22,891,752
Energy	7,228,395	12,097,099		—	19,325,494
Financials	115,085	32,870,883		—	32,985,968
Health Care	5,292,271	9,169,133		—	14,461,404
Industrials	5,678,582	19,697,831		—	25,376,413
Information Technology	—	12,266,754		—	12,266,754
Materials	10,370,267	1,859,497		—	12,229,764
Telecommunication Services	3,349,500	5,106,975		—	8,456,475
Utilities	—	4,064,493		—	4,064,493

Total Common Stocks	$43,299,039	$125,910,785	*	$—	$169,209,824

Short-Term Investments	$—	$4,916,973		$—	$4,916,973

Total Investments	$43,299,039	$130,827,758		$—	$174,126,797

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: September 24, 2010